CAPITAL STOCK (Details) - Capital stock - USD ($) $ / shares in Units, $ in Billions		6 Months Ended
	Feb. 14, 2023	Jun. 30, 2023	Jun. 30, 2022
Capital Stock
Number of shares issued in dividend reinvestment plan with owners		118,000	105,000
Common shares
Capital Stock
Number of shares issued (shares)		1,755,467,937
Par value per share (in dollars per share)		$ 0
Number of shares issued in dividend reinvestment plan with owners		118,276
Number of shares repurchased		0
Common shares | Not later than one year [member]
Capital Stock
Authorized cash outflow for repurchase of outstanding shares	$ 1